As filed with the Securities and Exchange Commission on September 15, 2010

Registration No. 333-168744

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 2

☐ Post Effective Amendment No.

(Check appropriate Box or Boxes)

Ivy Funds*

(Exact Name of Registrant as Specified in Charter)

6300 Lamar Avenue

Shawnee Mission, Kansas 66202-4200

(Address of Principal Executive Offices)

(913) 236-2000

(Area Code and Telephone Number)

Mara D. Herrington

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

(Name and address of Agent for Service)

Copies to:

Alan P. Goldberg

K&L Gates LLP

Three First National Plaza

Suite 3100

Chicago, IL 60602

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, $0.001 par value per share.

An indefinite amount of the Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

* On behalf of the Ivy Bond Fund

EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 for Ivy Funds incorporates by reference the information contained in Parts A and B of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for Ivy Funds, which was filed with the Securities and Exchange Commission on September 10, 2010.

REGISTRATION STATEMENT

Ivy Funds

PART C

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Trust Instrument of Ivy Funds (“Registrant” or “Trust”) filed by EDGAR on January 29, 2010, as Exhibit 99.A to Post Effective Amendment No. 65 and to Article VI of the Distribution Agreement, filed by EDGAR on January 29, 2010, as Exhibit 99.E to Post Effective Amendment No. 65, and Section 3817 of the Delaware Statutory Trust Act each of which provide indemnification.

The Registrant undertakes to carry out all of the indemnification provisions of its Declaration of Trust and the above-described contract in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1) Declaration of Trust for Ivy Funds dated November 13, 2008, filed on January 29, 2010, with Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A and incorporated herein by reference.

(2) By-laws for Ivy Funds, dated November 13, 2008 filed on January 29, 2010, with Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A and incorporated herein by reference.

(3)	Not Applicable.

(4)	Form of Plan of Reorganization and Termination (filed herewith as Appendix A to Part A of this Registration Statement).

(5)	Articles IV, V, VI, VII and VIII of the Declaration of Trust and Articles II, VI and VII of the Bylaws each define the rights of shareholders. Incorporated herein by reference as included on Exhibit Item (1) and (2) herein.

(6)(a)	Investment Management Agreement between Ivy Funds and IICO on behalf of each of the Funds in the Trust, as amended February 11, 2010, filed on March 31, 2010 with Post Effective Amendment No. 68 of the Registration Statement on Form N-1A and incorporated herein by reference.

(6)(b)	Sub-Advisory Agreement between Ivy Investment Management Agreement and Advantus Capital Management, Inc. dated January 15, 2010 and filed on March 31, 2010 with Post Effective Amendment No. 68 to the Registration Statement on Form N-1A and incorporated herein by reference.

(7)(a)	Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc. filed on January 29, 2010 with Post Effective Amendment No. 65 of the Registration Statement on Form N-1A and incorporated hereby by reference.

(8)	Not applicable.

(9)(a)	Custodian Agreement, as amended, dated March 8, 2010, filed on March 31, 2010 with Post Effective Amendment No. 68 to the Registration Statement on Form N-1A and incorporated herein by reference.

(9)(b)	Rule 17f-5 Delegation Agreement between UMB Bank, n.a. and Ivy Funds dated March 8, 2010, filed on March 31, 2010 with Post Effective Amendment No. 68 to the Registration Statement on Form N-1A and incorporated herein by reference.

(10)(a)	Distribution and Service (Rule 12b-1) Plan for the Registrant dated November 13, 2008, filed on January 29, 2010 with Post-Effective Amendment No. 65 of the Registration Statement Form N-1A and incorporated hereby by reference.

(10)(b)	Plan pursuant to Rule 18F-3 under the Investment Company Act of 1940 dated November 13, 2008, as amended February 11, 2010 filed on March 31, 2010 with Post Effective Amendment No. 68 to the Registration Statement on Form N-1A and incorporated herein by reference.

(11)	Opinion and Consent of Counsel and incorporated herein by reference.

(12)	Opinion of Counsel Supporting Tax Matters (to be filed in a subsequent filing).

(13)	Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company as amended February 11, 2010, filed on March 31, 2010 with Post Effective Amendment No. 68 to the Registration Statement on Form N-1A and incorporated herein by reference.

(14)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm (filed herewith).

(15)	Not applicable

(16)	Power of Attorney appointing Henry J. Herrmann, Kristen A. Richards and Daniel C. Schulte as attorneys and agents of Ivy Funds and incorporated herein by reference.

(17)(a)	Code of Ethics, filed on July 27, 2010, with Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A and incorporated herein by reference

(17)(b)	Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed on October 31, 2003, with Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A and incorporated herein by reference.

(17)(c)	Prospectus for the Acquiring Fund and the Acquired Fund dated July 27, 2010 filed with Post Effective Amendment No. 69 to the Statement Registration on Form N-1A and incorporated herein by reference.

(17)(d)	Statement of Additional Information for the Acquiring Fund and the Acquired Fund dated July 27, 2010, with Post Effective Amendment No. 69 to the Statement Registration on Form N-1A and incorporated herein by reference.

(17)(e)	Annual Report for the Acquiring Fund and the Acquired Fund dated March 31, 2010, filed on Form N-CSR on June 4, 2010, and incorporated herein by reference.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that before any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, Registration Statement has been signed on its behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas, on the 11th day of August, 2010.

IVY FUNDS a Delaware statutory trust (Registrant) By: /s/ Henry J. Herrmann Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities on the 11th day of August, 2010.

Signatures	Title

/s/ Joseph Harroz, Jr.	Chairman and Trustee
Joseph Harroz, Jr.

/s/ Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/ Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer
Joseph W. Kauten

/s/ Jarold W. Boettcher	Trustee
Jarold W. Boettcher

/s/ James D. Gressett	Trustee
James D. Gressett

/s/ Glendon E. Johnson, Jr.	Trustee
Glendon E. Johnson, Jr.

/s/ Eleanor B. Schwartz	Trustee
Eleanor B. Schwartz

/s/ Michael G. Smith	Trustee
Michael G. Smith

/s/ Edward M. Tighe	Trustee
Edward M. Tighe

By: /s/ Kristen A. Richards
Kristen A. Richards
Attorney-in-Fact

ATTEST: /s/ Mara Herrington
Mara Herrington
Secretary